Note 26 - Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Consolidation, Variable Interest Entity, Policy [Policy Text Block]
26.      VARIABLE INTEREST ENTITIES

Generally accepted accounting principles provide a framework for identifying variable interest entities (VIE’s) and determining when a company should include the assets, liabilities, non-controlling interest, and results of activities of a VIE in its consolidated financial statements.  In general, a VIE is a corporation, partnership, limited liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.   A VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) has the power to direct the VIE’s most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE.  A variable interest holder that consolidates the VIE is called the primary beneficiary.  Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and non-controlling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest.

The Company’s evaluation of whether it qualifies as the primary beneficiary of VIEs is highly complex and involves significant judgments, estimates and assumptions. The Company generally utilizes expected cash flow scenarios to determine the Company’s interest in the expected losses or residual returns of VIEs and perform qualitative analysis of the activities that most significantly impact the VIEs’ economic performance and whether we have the power to direct those activities.

Consolidated Variable Interest Entities

Valley View Transmission, LLC

In February 2011 and November 2011, the Company made investments into the Valley View project entity. In addition, outside investors also invested into this entity during November 2011 (November 2011 Transaction).  We estimated, based on the terms of the November 2011 transaction, that the Company was the primary beneficiary of this VIE.

Pre-November 2011 Transaction.   The Company entered into a Development and Construction Services Agreement with Valley View Transmission which was formed to own the Valley View wind farm project in Minnesota.  Under this agreement, the Company contracted with the existing owners of the wind farm project for the development, design, construction, installation, and construction period financing of the project’s balance of plant.  The Company began construction of the wind farm in fourth quarter 2010 for the expected $4.2 million balance of plant construction cost of the project, of which $3.9 million was completed to-date at December 31, 2010.  The Company’s primary subcontractor has also agreed to assist the Company in its financing by deferring payment of its services through the acceptance of a promissory note until permanent financing is placed on the project but no more than year from mechanical completion of the project.  In March 2011, the Company converted approximately $480,000 of its receivables into a 48% equity ownership, and simultaneously the turbine supplier became approximately a 52% majority controlling interest in this limited liability company.   In March 2011, the construction loan and bridge loan financing was completed and the turbine supplier formally agreed to provide a guarantee of the $10 million construction loan portion of the financing.   Based on these circumstances, the Company is not considered the primary beneficiary for this VIE.  In making a determination of whether the Company is the primary beneficiary in this VIE for purposes of the consolidated financial statements,  the Company notes that it did not have any power (explicit or implicit) to direct the activities of Valley View that most significantly impact the economic performance of the project entity.  The Company, or any employee or owner of the Company, was also not acting as management for Valley View.  Valley View had rights and power to terminate the agreement with the Company at any time. At no time during the design or setup of Valley View was the Company expected to be, or desired to be, in a position of control.

November 2011 Transaction. On November 29, 2011 (just prior to the declaration of the Valley View commercial operation date),   the Company (through its subsidiary, Juhl Renewable Assets)  and other outside investors invested $1,372,430 and $3,200,000, respectively, to purchase an 80.4% interest in the Valley View entity.  Previously, the Company owned had an equity investment in this project. As a result of the November 2011 Transaction and previous ownership, the Company has a 32.6% voting interest in Valley View, and has an additional 13.9% voting power through a voting trust arrangement with three other investors.    The Company currently acts as the managing agent for Valley View, and our CEO is also on the Board of Governors of Valley View. In addition, the Company agreed to guarantee certain payments to investors in order to secure the required equity capital and to enable the term loan conversion by the lender.   See Note 24 Commitments and Contingencies with regard to guarantees made by the Company in connection with acquiring additional equity in the project from certain investors. Based upon the new ownership structure that has occurred upon project completion, we determined that Valley View is a VIE that requires consolidation as a result of the Company’s power to direct the activities of the entity.

Accordingly, the operating results for Valley View have been included in the consolidated statements of operations from the date of acquisition, November 30, 2011. The assets and liabilities of Valley View were recorded at their respective estimated fair values as of the date of the acquisition using generally accepted accounting principles for business combinations. The fair value of the total consideration paid by all investors, including the Company, at the acquisition date was $4,573,430 for an 80.4% interest.  This indicated that the fair value of the entity was approximately $5,689,000.  The Company used a combination of the market and cost approaches, many unobservable level 3 inputs, to estimate the fair values of the Valley View assets acquired and liabilities assumed.

The following table summarizes the estimated fair values of Valley View’s assets acquired and liabilities assumed, effective November 30, 2011, the date the Company obtained control of Valley View:

Cash-- restricted and unrestricted	$2,921,800
Accounts receivable, net	52,300
Cash grant receivable	6,284,500
Other current assets	555,100
Property and equipment	16,410,600
Total identifiable assets acquired	26,224,300
Accounts payable and other liabilities	(2,496,800)
Accrued expenses	(130,800)
Construction payable	(4,704,800)
Short-term note payable	(2,588,200)
Derivative liability-interest rate swap	(1,007,300)
Long-term debt	(9,607,400)
Total liabilities assumed	(20,535,300))
Net assets acquired	$5,689,000

The assets of a consolidated VIE are used to settle the liabilities of that entity. The liabilities of a consolidated VIE do not have recourse to the general credit of the Company.

Prior to the November 2011 Transaction, the net book equity and fair value equity of this entity was approximately $395,000 and $1,122,000, respectively. As a result of obtaining control, as defined by VIE consolidation accounting guidance, the Company’s previously held equity interest in this entity was remeasured to an acquisition date fair value of approximately $532,000.  The Company recognized a one-time non-cash pre-tax gain of approximately $320,000 as a result of the remeasurement.  The gain is included in the consolidated statement of operations as a gain on previously held equity interest.

The Company has a 32.6% interest in the VIE, being the primary beneficiary, it consolidates this entity. The remaining outside interest of 67.4%, that is not classified outside of permanent equity as redeemable membership units, will be presented and classified in the consolidated financial statement as a noncontrolling interest.

Winona County Wind

The  Company entered into a Development and Construction Services Agreement in November 2010 with a limited liability company, Winona County Wind, LLC (“Winona”), which was formed to own a wind farm  project in Minnesota.  Under this agreement, the Company contracted with the existing owners of the wind farm project for the development, design, construction, installation, and construction period financing of the project’s wind turbines and balance of plant.  the Company agreed to take a promissory note for the expected $4 million cost of the wind turbines and construction costs of the project. The Company maintains a first security interest in all of the Winona assets and also received a pledge of the membership interests of the existing owners.  The Company has determined that this limited liability company is a VIE.

The Company has determined that this limited liability company was a VIE for which the Company was the primary beneficiary as a result of our implicit power to direct the activities of the entity and the existing ownership and therefore significantly impact the economic performance of Winona.  All significant intercompany transactions were eliminated during the course of the project construction. On October 13, 2011, the Company purchased 100% of the ownership interests of Winona. See Note 30 with regard to the net assets acquired at that time.

On October 13, 2011, the Company agreed to acquire a 100% ownership interest in a 1.5 megawatt wind farm, Winona County, located near Altura, Minnesota. The Winona wind farm reached commercial operation on October 27, 2011.  The Company acted as developer and engineering, procurement and construction contractor for the project, and has been consolidating the Winona project as a variable interest entity since 2010.

The acquisition is being accounted for under the “Common Control” accounting guidance. The assets and liabilities of Winona were recorded at their respective carrying amounts as of the date of the acquisition. The total consideration paid at the acquisition date was $5,000 and the Company subsequently paid an additional $95,000 of consideration through assumption of a note.